INCOME (LOSS) PER SHARE / EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Earnings Per Share [Abstract]
INCOME (LOSS) PER SHARE / EARNINGS PER SHARE
19.	INCOME (LOSS) PER SHARE

For the three and six months ended May 31, 2021, the Company recorded net income. As such, the Company used diluted weighted-average common shares outstanding when calculating diluted income per share for the three and six months ended May 31, 2021. Warrants, stock options, and RSUs that could potentially dilute basic earnings per share (“EPS”) in the future are included in the computation of diluted income per share.

For the three and six months ended May 31, 2020, the Company recorded a net loss. As such, because the dilution from potential common shares was antidilutive, the Company used basic weighted-average common shares outstanding, rather than diluted weighted-average common shares outstanding when calculating diluted loss per share for the three and six months ended May 31, 2020. Preferred Stock, warrants, stock options, and RSUs that could potentially dilute basic EPS in the future that were not included in the computation of diluted loss per share were as follows:

	For the Three Months Ended May 31, 2020	For the Six Months Ended May 31, 2020
Series A Preferred Stock	4,636,667	4,636,667
Warrants	2,783,702	2,783,702
Stock Options	672,667	672,667
RSUs	—	—
Total	8,093,036	8,093,036

The following table sets forth the allocation of net income (loss) for the three and six months ended May 31, 2021 and 2020, respectively:

	For the Three Months Ended May 31,		For the Six Months Ended May 31,
	2021	2020	2021	2020
Net income (loss)	$2,037	$(8,061)	$1,765	$(10,346)
Net income applicable to preferred stock	(1,043)	—	(1,043)	—
Income available to common shareholders	$994	$(8,061)	$722	$(10,346)

The following table reconciles the weighted-average common shares outstanding used in the calculation of basic EPS to the weighted-average common shares outstanding used in the calculation of diluted EPS for the three and six months ended May 31, 2021 and 2020:

	For the Three Months Ended May 31,		For the Six Months Ended May 31,
	2021	2020	2021	2020
Weighted-average common shares outstanding- basic	17,800,749	12,068,759	16,359,496	11,271,719
Assumed conversion of:
Dilutive Stock Options	597,214	—	600,918	—
Dilutive Warrants	304,883	—	399,332	—
Dilutive RSUs	286,385	—	244,385	—
Weighted-average common share outstanding- diluted	18,989,231	12,068,759	17,604,131	11,271,719

1,155,000 RSUs outstanding during the three and six months ended March 31, 2021, were not included in the computation of diluted earnings per share because they are contingently issuable shares.

The following were excluded from the calculation of diluted net income per share for the three and six months ended May 31, 2021 because their effects are anti-dilutive:

	For the Three Months Ended May 31, 2021	For the Six Months Ended May 31, 2021
Antidilutive securities:
Options	638,000	518,000
RSUs	50,000	68,493
Total antidilutive securities	688,000	586,493

16.	EARNINGS PER SHARE

The Company’s potential dilutive securities, which include Series A Preferred stock, stock options, and outstanding warrants to purchase shares of common stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	November 30,
	2020	2019
Series A Preferred Stock	46,366,490	—
Warrants	5,857,386	45,787,219
Stock Options	7,059,667	2,911,667
Restricted Stock	15,735,000	—
Total	75,018,543	48,698,886